Property and Equipment, net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment, net

5. Property and Equipment, net

Property and equipment, net consisted of the following (amounts in thousands):

	June 30, 2012	December 31, 2011
Land and improvements	$718,953	$717,156
Buildings and improvements	2,622,449	2,617,523
Airplane	44,364	44,364
Furniture, fixtures and equipment	1,348,354	1,350,525
Construction in progress	4,228	6,368

	4,738,348	4,735,936
Less: accumulated depreciation	(1,318,568)	(1,206,560)

	$3,419,780	$3,529,376

4. Property and Equipment, net

Property and equipment, net consisted of the following (amounts in thousands):

	As of December 31,
	2011	2010
Land and improvements	$717,156	$719,753
Buildings and improvements	2,617,523	2,591,246
Airplane	44,364	44,349
Furniture, fixtures and equipment	1,350,525	1,347,601
Construction in progress	6,368	19,281

	4,735,936	4,722,230
Less: accumulated depreciation	(1,206,560)	(991,019)

	$3,529,376	$3,731,211

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $257.8 million, $266 million and $300.8 million, respectively. The decrease from 2009 to 2010 is primarily due to assets with a 5-year life at Wynn Las Vegas being fully depreciated as of April 2010.